Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss segregated by product (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 584,831	R$ 269,347
Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	12,199	8,077
Financial assets at fair value through other comprehensive income | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	12,199	8,077
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	554,501	239,828
Evaluated at amortized cost | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,072	2,924
Evaluated at amortized cost | Securities purchased under agreements to resell
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,803	2,681
Evaluated at amortized cost | Loans and credit card operations
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	311,823	43,149
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	114,692	105,179
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	63,907	34,786
Evaluated at amortized cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	55,204	51,109
Total on-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	566,700	247,905
Off-balance exposures (credit card limits)
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	18,131	6,228
Other off-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 0	R$ 15,214